UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      3/31/99
                                                --------------------------

Check here if Amendment [    ]; Amendment Number: ___
     This Amendment (Check only one.):      [     ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Laidlaw Global Securities, Inc.
Address:  100 Park Avenue
          New York, NY 10017

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Arkadiy Newyman
Title:    Compliance Officer
Phone:    (212) 376-8817

Signature, Place, and Date of Signing:

/s/ Arkadiy Newyman             New York, NY                     5/14/99
------------------------      ------------------             -----------------
[Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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        COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5           COLUMN 6   COLUMN 7             COLUMN 8
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          NAME            TITLE
           OF              OF          CUSIP          VALUE    SHRS OR SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
         ISSUER           CLASS        NUMBER       (X$1000)   PRN AMT PRN  CALL  DISCRETION   MANAGERS  SOLE       SHARED    NONE
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ACM AMERICAN GROWTH P     MUTUAL       L00215373        1275    32,449 SH         SHARED                   0          32,449   0
ACM GLOBAL GRW TRENDS     MUTUAL       L00215233         700    20,974 SH         SHARED                   0          20,974   0
ADVANCED MICRO DEVICE     COMMON       007903107         155    10,000 SH         SHARED                   0          10,000   0
ALLEGHANY CORP DEL        COMMON      0017175100         327     1,780 SH         SHARED                   0           1,780   0
ALLSTATE CORP             COMMON       020002101         252     6,803 SH         SHARED                   0           6,803   0
AMERICAN INTERNATIONAL    COMMON       026874107         687     5,693 SH         SHARED                   0           5,693   0
AMERICAN MUTUAL FUND      MUTUAL       027681105         256     8,699 SH         SHARED                   0           8,699   0
AMR CORP DELAWARE         COMMON       001765106         461     7,880 SH         SHARED                   0           7,880   0
APPLIED MATLS INC         COMMON       038222105         776    12,585 SH         SHARED                   0          12,585   0
BELL ATLANTIC CORP        COMMON       077853109         538    10,414 SH         SHARED                   0          10,414   0
BERKSHIRE HATHAWAY        COMMON       084670207        2022       860 SH         SHARED                   0             860   0
BERKSHIRE HATHAWAY IN     COMMON       084670108         428         6 SH         SHARED                   0               6   0
BOEING CO                 COMMON       097023105         280     8,195 SH         SHARED                   0           8,195   0
BOND FUND OF AMERICA      MUTUAL       097873103         352    26,141 SH         SHARED                   0          26,141   0
BRISTOL MYERS SQUIBB      COMMON       110122108         634     9,884 SH         SHARED                   0           9,884   0
BTR SIEBE PLC SPONS A     FOREIGN      11776R109          94    10,520 SH         SHARED                   0          10,520   0
CAMPBELL SOUP CO          COMMON       134429109         321     7,900 SH         SHARED                   0           7,900   0
CAPITAL WRLD GWTH & I     MUTUAL       140543109         222     8,564 SH         SHARED                   0           8,564   0
CARNIVAL CORP             COMMON       143658102         555    11,430 SH         SHARED                   0          11,430   0
CENDANT CORPORATION       COMMON       151313103         311    19,500 SH         SHARED                   0          19,500   0
CISCO SYSTEMS INC         COMMON       17275R102        1455    13,276 SH         SHARED                   0          13,276   0
CITIGROUP INC.            COMMON       172967101         991    15,515 SH         SHARED                   0          15,515   0
CITRIX SYS INC            COMMON       177376100         208     5,485 SH         SHARED                   0           5,485   0
COLGATE PALMOLIVE CO      COMMON       194162103         249     2,705 SH         SHARED                   0           2,705   0
COMMERCE GROUP MASS       COMMON       200641108         422    17,200 SH         SHARED                   0          17,200   0
COMPAQ COMPUTER CORP      COMMON       204493100         548    17,300 SH         SHARED                   0          17,300   0
COMPUWARE CORP            COMMON       205638109         402    16,835 SH         SHARED                   0          16,835   0
DISNEY WALT COMPANY H     COMMON       254687106         426    13,701 SH         SHARED                   0          13,701   0
DU PONT E I DE NEMOUR     COMMON       263534109         406     7,000 SH         SHARED                   0           7,000   0
ELAN CORP ADS 4           COMMON       284131208         567     8,125 SH         SHARED                   0           8,125   0
ELECTROBRAS CENTRAIS      FOREIGN      15234Q207         114    11,750 SH         SHARED                   0          11,750   0
EQUIFAX INC               COMMON       294429105         398    11,575 SH         SHARED                   0          11,575   0
ERICSSON L M TEL CO       COMMON       294821400         345    14,500 SH         SHARED                   0          14,500   0
FANNIE MAE                COMMON       313586109         647     9,338 SH         SHARED                   0           9,338   0
FLOWERS INDS INC          COMMON       343496105         398    16,155 SH         SHARED                   0          16,155   0
FREDDIE MAC               COMMON       313400301        1112    19,400 SH         SHARED                   0          19,400   0
GENERAL ELECTRIC COMP     COMMON       369604103         798     7,210 SH         SHARED                   0           7,210   0
GROWTH FUND OF AMERIC     MUTUAL       399874106         319    13,434 SH         SHARED                   0          13,434   0
HARBOR INTERNATIONAL      MUTUAL       411511306         217     5,725 SH         SHARED                   0           5,725   0
HOME DEPOT INC            COMMON       437076102         654    10,510 SH         SHARED                   0          10,510   0
INTEL CORP                COMMON       458140100         461     7,758 SH         SHARED                   0           7,758   0
IPALCO ENTERPRISES IN     COMMON       462613100         564    25,720 SH         SHARED                   0          25,720   0
JARDINE MATHESON HLDG     FOREIGN      471115303          45    14,965 SH         SHARED                   0          14,965   0
JEFFERIES GROUP INC       COMMON       472318104        3193    67,300 SH         SHARED                   0          67,300   0
JOHNSON & JOHNSON         COMMON       478160104         628     6,715 SH         SHARED                   0           6,715   0



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        COLUMN 1           COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5           COLUMN 6   COLUMN 7             COLUMN 8
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          NAME            TITLE
           OF              OF          CUSIP          VALUE    SHRS OR SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
         ISSUER           CLASS        NUMBER       (X$1000)   PRN AMT PRN  CALL  DISCRETION   MANAGERS  SOLE       SHARED    NONE
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LCC INTL INC CL A         COMMON       501810105          68    16,400 SH         SHARED                   0          16,400   0
LEGG MASON GLOBAL STR     MUTUAL       N3582E104         775    74,340 SH         SHARED                   0          74,340   0
LEGG MASON OFFSHR DIV     MUTUAL       N6643Y126         887    90,505 SH         SHARED                   0          90,505   0
LEGG MASON US HI YLD      MUTUAL       N28792179         604    47,715 SH         SHARED                   0          47,715   0
LEGG MASON US INTERM      MUTUAL       N9041K102         206    22,524 SH         SHARED                   0          22,524   0
LOOMIS SAYLES BOND        MUTUAL       543487607         139    11,260 SH         SHARED                   0          11,260   0
MERCK K& CO               COMMON       589331107         225     2,806 SH         SHARED                   0           2,806   0
MGIC INVT CORP            COMMON       552848103         353    10,065 SH         SHARED                   0          10,065   0
MICROSOFT CORP            COMMON       594918104         883     9,863 SH         SHARED                   0           9,863   0
MORGAN STAN DEAN WIT      COMMON       617446448         986     9,871 SH         SHARED                   0           9,871   0
NETWORKS ASSOCS INC       COMMON       640938106         292     9,513 SH         SHARED                   0           9,513   0
NEW PERSPECTIVE           MUTUAL       648018109         311    12,801 SH         SHARED                   0          12,801   0
NIKE CL B                 COMMON       654106103         554     9,600 SH         SHARED                   0           9,600   0
NORTH EAST INS CO         COMMON       659164107         618   215,000 SH         SHARED                   0         215,000   0
PEPSICO INC               COMMON       713448108         389     9,920 SH         SHARED                   0           9,920   0
PFIZER INC                COMMON       717081103         395     2,850 SH         SHARED                   0           2,850   0
PIMCO PIMS TOTAL RETU     MUTUAL       693390700         350    33,749 SH         SHARED                   0          33,749   0
PUTNAM GLOBAL GOV INC     MUTUAL       G73006127         356    41,705 SH         SHARED                   0          41,705   0
PUTNAM GRW & INC CL A     MUTUAL       G73006283         604    41,083 SH         SHARED                   0          41,083   0
PUTNAM INTNL GRW& INC     MUTUAL       G73006382         516    45,866 SH         SHARED                   0          45,866   0
RAYTHEON CL B             COMMON       755111408         384     6,545 SH         SHARED                   0           6,545   0
RLI CORP                  COMMON       749607107         436    14,893 SH         SHARED                   0          14,893   0
RSTK NOTH EAST INSUR      COMMON       659164131         242    84,000 SH         SHARED                   0          84,000   0
SAFEWAY INC               COMMON       786514208         523    10,185 SH         SHARED                   0          10,185   0
SCHERING PLOUGH CORP      COMMON       806605101         680    12,300 SH         SHARED                   0          12,300   0
SCHLUMBERGER LTD          COMMON       806857108         409     6,800 SH         SHARED                   0           6,800   0
SLM HLDG CORP             COMMON       78442A109         928    22,220 SH         SHARED                   0          22,220   0
SOUTHDOWN INC             COMMON       841297104         522     9,725 SH         SHARED                   0           9,725   0
SUN MICROSYSTEM INC       COMMON       866810104         352     5,634 SH         SHARED                   0           5,634   0
SWIRE PAC LTD             FOREIGN      870794302          62    13,295 SH         SHARED                   0          13,295   0
TEXAS INSTRUMENTS INC     COMMON       882508104         293     2,955 SH         SHARED                   0           2,955   0
TJX COMPANIES INC         COMMON       872540109         766    22,515 SH         SHARED                   0          22,515   0
VANGUARD BOND INDEX F     MUTUAL       921937108         223    22,127 SH         SHARED                   0          22,127   0
VANGUARD INDEX TRUST      MUTUAL       922908108         942     7,922 SH         SHARED                   0           7,922   0
VANGUARD INTERMED MUN     MUTUAL       922907209         169    12,619 SH         SHARED                   0          12,619   0
VANGUARD PRIMECAP FD      MUTUAL       921936100         267     5,361 SH         SHARED                   0           5,361   0
VANGUARD US GROWTH PO     MUTUAL       921910105         479    12,308 SH         SHARED                   0          12,308   0
WASHINGTON MUTUAL INV     MUTUAL       939330106         224     6,818 SH         SHARED                   0           6,818   0
WRT ENERGY CORP           COMMON       92931K106           0    10,000 SH         SHARED                   0          10,000   0

                    TOTAL                              43622

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           NONE

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:     $43,622
                                           (thousands)



List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.